Mineral Rights and Properties	12 Months Ended
Mar. 31, 2024
Mineral Rights and Properties [Abstract]
MINERAL RIGHTS AND PROPERTIES
14.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	Kuanping	La Yesca	Total
Balance as at April 1, 2022	$397,335	$65,092	$124,906	$13,380	$19,335	$620,048
Capitalized expenditures	35,632	-	4,839	907	876	42,254
Environmental rehabilitation	(224)	(36)	12	-	-	(248)
Foreign currency translation impact	(30,731)	(1,192)	(9,639)	(1,034)	-	(42,596)
Balance as at March 31, 2023	$402,012	$63,864	$120,118	$13,253	$20,211	$619,458
Capitalized expenditures	44,633	-	6,202	290	-	51,125
Environmental rehabilitation	89	20	151	-	-	260
Foreign currency translation impact	(20,174)	(698)	(5,914)	(658)	-	(27,444)
Balance as at March 31, 2024	$426,560	$63,186	$120,557	$12,885	$20,211	$643,399

Impairment and accumulated depletion
Balance as at April 1, 2022	$(143,264)	$(57,521)	$(92,815)	$-	$-	$(293,600)
Impairment	-	-	-	-	(20,211)	(20,211)
Depletion	(18,689)	-	(2,398)	-	-	(21,087)
Foreign currency translation impact	11,091	610	7,165	-	-	18,866
Balance as at March 31, 2023	$(150,862)	$(56,911)	$(88,048)	$-	$(20,211)	$(316,032)
Depletion	(18,379)	-	(2,405)	-	-	(20,784)
Foreign currency translation impact	7,584	361	4,305	-	-	12,250
Balance as at March 31, 2024	$(161,657)	$(56,550)	$(86,148)	$-	$(20,211)	$(324,566)

Carrying amounts
Balance as at March 31, 2023	$251,150	$6,953	$32,070	$13,253	$-	$303,426
Balance as at March 31, 2024	$264,903	$6,636	$34,409	$12,885	$-	$318,833

During the year ended March 31, 2023, the Company completed the review and evaluation on the results of the drilling program completed in Fiscal 2023. The Company does not plan to undertake further significant work at the La Yesca Project in the near future. As a result, the decision was taken to impair fully the value of the La Yesca Project and recognized an impairment charge of $20.2 million in the consolidated statements of income.